SHARE BASED COMPENSATION (Details)	9 Months Ended
	Sep. 30, 2020 Intallment shares	Jan. 02, 2020 shares	Jul. 25, 2019 shares	Jan. 02, 2019 shares
Share Options [Member]
Share-based Payment Arrangement [Abstract]
Share option granted (in shares)	5,809,024
Options granted contractual term	10 years
SARs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	83,617
Options granted contractual term	10 years
Number of substantially equal quarterly installments for vesting | Intallment	12
SARs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	25.00%
SARs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	75.00%
RSUs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	4,598,613
Options granted contractual term	10 years
Number of substantially equal quarterly installments for vesting | Intallment	12
RSUs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	25.00%
RSUs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	75.00%
2009 Share Incentive Plan [Member]
Share-based Payment Arrangement [Abstract]
Maximum number of shares to all awards under the plan will increase on total ordinary shares, percentage	5.00%
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares)	83,000,000	123,292,170	103,129,938	100,129,938